T- REX 2X LONG BMNR DAILY TARGET ETF
Schedule of Investments	September 30, 2025 (unaudited)

	Shares	Value
Other Assets, Net of Liabilities -100.00%(A)		$130,887,739

TOTAL NET ASSETS - 100.00%		$130,887,739

TOTAL RETURN SWAP CONTRACTS

Reference		Pay/Receive					Unrealized
Entity/		Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
Clear Street Derivatives, LLC.	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(B)+725bps	Monthly	9/29/2027	$149,706,037	$(1,595,447)
Marex Derivative Products, Inc.	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(B)+600bps	Monthly	10/30/2026	76,653,925	(8,720)
CF Secured LLC.	Bitmine Immersion Technologies, Inc.	Receive	OBFR01(B)+100bps	Monthly	10/27/2026	35,685,465	20,568
TOTAL RETURN SWAP CONTRACTS						$262,045,427	$(1,583,599)

(A) Includes cash which is being held as collateral for total return swap contracts.
(B) OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Liabilities
Net Unrealized Depreciation of
Total Return Swap Contracts	$-	$(1,583,599)	$-	$(1,583,599)
	$-	$(1,583,599)	$-	$(1,583,599)